UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sonterra Capital, LLC

Address:  540 Madison Avenue, 34th Fl.
          New York, New York 10022


13F File Number: 028-14223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Tye Schlegelmilch
Title:   Managing Member
Phone:  (212) 605-6000


Signature, Place and Date of Signing:

  /s/ Tye Schlegelmilch          New York, New York         November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   $719,369
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number           Name

1.         028-14224                      Sonterra Capital Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2011
COLUMN 1                    COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COL 7            COLUMN 8

                                                       VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHR         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS     SOLE      SHARED    NONE
CONSOL ENERGY INC           COM             20854P109   10,954     322,842 SH         DEFINED     1        322,842
CONSOL ENERGY INC           COM             20854P109  154,137   4,542,800     CALL   DEFINED     1      4,542,800
DOLLAR GEN CORP NEW         COM             256677105    4,256     112,719 SH         DEFINED     1        112,719
ENERGEN CORP                COM             29265N108   16,687     408,086 SH         DEFINED     1        408,086
ENPRO INDS INC              COM             29355X107   12,869     433,579 SH         DEFINED     1        433,579
FLOWERS FOODS INC           COM             343498101   15,085     775,185 SH         DEFINED     1        775,185
HANESBRANDS INC             COM             410345102    9,950     397,821 SH         DEFINED     1        397,821
HARLEY DAVIDSON INC         COM             412822108   20,371     593,400 SH         DEFINED     1        593,400
HARLEY DAVIDSON INC         COM             412822108   10,762     313,500     CALL   DEFINED     1        313,500
HERBALIFE LTD               COM USD SHS     G4412G101   19,433     362,548 SH         DEFINED     1        362,548
INNOPHOS HOLDINGS INC       COM             45774N108   29,941     750,770 SH         DEFINED     1        750,770
INNOSPEC INC                COM             45768S105    9,569     395,265 SH         DEFINED     1        395,265
KOSMOS ENERGY LTD           SHS             G5315B107    2,685     229,308 SH         DEFINED     1        229,308
LA Z BOY INC                COM             505336107   12,634   1,705,024 SH         DEFINED     1      1,705,024
LEAR CORP                   COM NEW         521865204   13,743     320,357 SH         DEFINED     1        320,357
LIBERTY MEDIA CORP NEW      INT COM SER A   53071M104    7,874     533,500 SH         DEFINED     1        533,500
NABORS INDUSTRIES LTD       SHS             G6359F103    7,304     595,774 SH         DEFINED     1        595,774
NABORS INDUSTRIES LTD       SHS             G6359F103   66,830   5,451,100     CALL   DEFINED     1      5,451,100
NORDSTROM INC               COM             655664100    7,311     160,050 SH         DEFINED     1        160,050
OSHKOSH CORP                COM             688239201   21,734   1,380,809 SH         DEFINED     1      1,380,809
REGAL ENTMT GROUP           CL A            758766109    1,174     100,000     PUT    DEFINED     1        100,000
ROCK-TENN CO                CL A            772739207    9,952     204,440 SH         DEFINED     1        204,440
ROCKWELL AUTOMATION INC     COM             773903109    8,730     155,900     CALL   DEFINED     1        155,900
SARA LEE CORP               COM             803111103   16,068     982,750 SH         DEFINED     1        982,750
SELECT SECTOR SPDR TR       SBI INT-UTILS   81369Y886   67,240   2,000,000     PUT    DEFINED     1      2,000,000
SPDR S&P 500 ETF TR         TR UNIT         78462F103  113,150   1,000,000     PUT    DEFINED     1      1,000,000
TOWER INTL INC              COM             891826109      919      89,123 SH         DEFINED     1         89,123
UNITED STATES STL CORP NEW  COM             912909108    8,804     400,000     PUT    DEFINED     1        400,000
VALE S A                    ADR             91912E105   11,400     500,000     PUT    DEFINED     1        500,000
WALTER ENERGY INC           COM             93317Q105   12,830     213,800 SH         DEFINED     1        213,800
YUM BRANDS INC              COM             988498101   14,973     303,164 SH         DEFINED     1        303,164






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